EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ 1,605	€ (463)	€ 34
(Losses)/Gains on remeasurement of defined benefit plans, tax	(376)	110	1
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	1,229	(353)	35
(Losses)/Gains on cash flow hedging instruments, before tax	92,898	(64,130)	40,109
(Losses)/Gains on cash flow hedging instruments, tax	(24,626)	17,960	(11,291)
(Losses)/Gains on cash flow hedging instruments, net of tax	68,272	(46,170)	28,818
Exchange differences on translating foreign operations, before tax	9,798	14,229	(11,731)
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	9,798	14,229	(11,731)
Total other comprehensive income/(loss)	104,301	(50,364)	28,412
Total other comprehensive (loss)/income, tax	(25,002)	18,070	(11,290)
Total other comprehensive income/(loss), net of tax	€ 79,299	€ (32,294)	€ 17,122